UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Alice A. Pellegrino

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-1844

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund

   Schedule of Investments

   September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.3%
	Capital Goods - 2.9%
301,469	AerCap Holdings N.V.*	$11,603,542
251,673	Fastenal Co.	10,514,898
156,475	Middleby Corp.*	19,343,439

		41,461,879

	Commercial & Professional Services - 3.1%
600,370	IHS Markit Ltd.*	22,543,893
18,785	Klarna Holding AB*(1)(2)(3)	2,108,419
551,567	TransUnion*	19,029,062

		43,681,374

	Consumer Durables & Apparel - 2.4%
72,203	Pandora A/S	8,745,198
4,113,330	Samsonite International S.A.	13,262,703
362,459	Under Armour, Inc. Class C*	12,272,862

		34,280,763

	Consumer Services - 1.9%
28,035	Chipotle Mexican Grill, Inc.*	11,872,822
75,022	Panera Bread Co. Class A*	14,608,284

		26,481,106

	Diversified Financials - 2.8%
621,393	Double Eagle Acquisition Corp.*	6,350,637
58,785	Intercontinental Exchange, Inc.	15,834,328
139,406	S&P Global, Inc.	17,643,223

		39,828,188

	Energy - 6.5%
243,560	Anadarko Petroleum Corp.	15,431,962
260,944	Baker Hughes, Inc.	13,169,844
70,704	Concho Resources, Inc.*	9,711,194
91,182	Diamondback Energy, Inc.*	8,802,710
191,169	Energen Corp.	11,034,275
307,612	Newfield Exploration Co.*	13,368,817
67,298	Pioneer Natural Resources Co.	12,493,874
286,200	Seven Generations Energy Ltd. Class A*	6,889,131

		90,901,807

	Food & Staples Retailing - 2.4%
221,453	Costco Wholesale Corp.	33,773,797

	Food, Beverage & Tobacco - 1.9%
122,711	Monster Beverage Corp.*	18,015,202
712,174	Nomad Foods Ltd.*	8,417,897

		26,433,099

	Health Care Equipment & Services - 12.0%
217,543	Align Technology, Inc.*	20,394,656
129,594	athenahealth, Inc.*	16,344,395
151,770	Danaher Corp.	11,897,250
241,554	DexCom, Inc.*	21,174,624
151,882	Edwards Lifesciences Corp.*	18,310,894
263,356	HCA Holdings, Inc.*	19,917,614
345,086	Hologic, Inc.*	13,399,690
149,971	McKesson Corp.	25,007,664
162,206	UnitedHealth Group, Inc.	22,708,840

		169,155,627

	Materials - 1.1%
1,927,376	Platform Specialty Products Corp.*	15,631,019

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
107,788	Allergan plc*	24,824,654
206,651	AstraZeneca plc	13,381,033
756,573	Bristol-Myers Squibb Co.	40,794,416
224,780	Eisai Co., Ltd.	14,058,531

Hartford Growth Opportunities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

422,992	Mylan N.V.*	$16,124,455
374,700	Ono Pharmaceutical Co., Ltd.	10,461,792
60,445	Regeneron Pharmaceuticals, Inc.*	24,300,099

		143,944,980

	Real Estate - 2.5%
164,462	American Tower Corp. REIT	18,638,479
40,741	Equinix, Inc. REIT	14,676,945
29,318	WeWork Companies, Inc. Class A, REIT(1)(2)(3)	1,471,536

		34,786,960

	Retailing - 12.3%
73,227	Amazon.com, Inc.*	61,313,699
150,839	Expedia, Inc.	17,605,928
43,732	Honest Co.(1)(2)(3)	1,636,014
41,578	JAND, Inc. Class A(1)(2)(3)	380,855
397,337	Netflix, Inc.*	39,157,561
21,346	Priceline Group, Inc.*	31,410,426
94,537	Tory Burch LLC*(1)(2)(3)	4,694,703
279,278	TripAdvisor, Inc.*	17,644,784

		173,843,970

	Software & Services - 27.3%
197,784	Alibaba Group Holding Ltd. ADR*	20,923,569
30,865	Alphabet, Inc. Class A*	24,817,312
53,239	Alphabet, Inc. Class C*	41,382,142
56,630	Baidu, Inc. ADR*	10,310,624
121,298	CoStar Group, Inc.*	26,264,656
359,351	Facebook, Inc. Class A*	46,093,953
211,689	Global Payments, Inc.	16,249,248
378,071	GoDaddy, Inc. Class A*	13,054,792
467,210	Mobileye N.V.*	19,889,130
347,533	PayPal Holdings, Inc.*	14,238,427
157,414	Salesforce.com, Inc.*	11,228,341
222,042	ServiceNow, Inc.*	17,574,624
760,946	SS&C Technologies Holdings, Inc.	24,464,414
522,600	Tencent Holdings Ltd.	14,529,332
11,200	Trade Desk, Inc. Class A*	327,152
402,200	Visa, Inc. Class A	33,261,940
362,777	Workday, Inc. Class A*	33,263,023
479,317	Zillow Group, Inc. Class C*	16,608,334

		384,481,013

	Technology Hardware & Equipment - 0.7%
116,668	Arista Networks, Inc.*	9,926,114

	Transportation - 1.3%
104,853	FedEx Corp.	18,315,722

	Total Common Stocks (cost $1,152,317,865)	1,286,927,418

Corporate Bonds - 0.1%
	Internet - 0.1%
	DraftKings, Inc.
$ 705,896	5.00%, 12/23/2016(1)(2)(3)	705,896

	Total Corporate Bonds (cost $705,896)	705,896

Preferred Stocks - 8.1%
	Capital Goods - 0.6%
1,458,400	Lithium Technology Corp. *(1)(2)(3)	8,050,368

	Consumer Services - 0.1%
874,073	DraftKings, Inc. * (1)(2)(3)	1,678,220

	Real Estate - 1.2%
879,569	Redfin Corp. Series G * (1)(2)(3)	3,474,297
145,709	WeWork Companies, Inc. Class D-1 * (1)(2)(3)	7,313,463

Hartford Growth Opportunities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

114,486	WeWork Companies, Inc. Class D-2 * (1)(2)(3)		$5,746,310

			16,534,070

	Retailing - 0.5%
160,575	Forward Ventures, Inc. * (1)(2)(3)		7,036,396
92,843	JAND, Inc. Series D * (1)(2)(3)		850,442

			7,886,838

	Software & Services - 5.5%
535,139	Birst, Inc. Series F * (1)(2)(3)		2,921,859
1,871,878	Essence Group Holdings Corp. * (1)(2)(3)		4,230,444
236,310	ForeScout Technologies, Inc. * (1)(2)(3)		2,970,417
50,806	General Assembly Space, Inc. * (1)(2)(3)		2,490,556
287,204	Lookout, Inc. Series F * (1)(2)(3)		2,369,433
366,944	MarkLogic Corp. Series F * (1)(2)(3)		3,860,251
227,914	Nutanix, Inc. * (1)(2)(3)		7,589,536
488,790	Pinterest, Inc. Series G * (1)(2)(3)		3,186,911
759,876	Uber Technologies, Inc. * (1)(2)(3)		37,060,846
210,735	Veracode, Inc. * (1)(2)(3)		5,595,014
1,160,072	Zuora, Inc. Series F * (1)(2)(3)		5,092,716

			77,367,983

	Telecommunication Services - 0.2%
7,944	DocuSign, Inc. Series B * (1)(2)(3)		154,193
2,379	DocuSign, Inc. Series B-1 * (1)(2)(3)		46,176
5,708	DocuSign, Inc. Series D * (1)(2)(3)		110,792
123,606	DocuSign, Inc. Series E * (1)(2)(3)		2,399,193

			2,710,354

	Total Preferred Stocks (cost $69,387,037)		114,227,833

Convertible Preferred Stocks - 0.3%
	Retailing - 0.3%
102,040	Honest Co. Series C * (1)(2)(3)		3,817,316

	Total Convertible Preferred Stocks (cost $2,760,927)		3,817,316

	Total Long-Term Investments (cost $1,225,171,725)		1,405,678,463

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
7,401,772	Federated Prime Obligations Fund		7,401,772

	Total Short-Term Investments (cost $7,401,772)		7,401,772

	Total Investments (cost $1,232,573,497)^	100.3%	$1,413,080,235
	Other Assets and Liabilities	(0.3)%	(4,046,790)

	Total Net Assets	100.0%	$1,409,033,445

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	211,641,977
Unrealized Depreciation		(31,135,239)

Net Unrealized Appreciation	$	180,506,738

Hartford Growth Opportunities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2016, the aggregate fair value of these securities was $129,042,572, which represents 9.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis

03/2015	535,139	Birst, Inc. Series F Preferred	$3,125,693
02/2014	7,944	DocuSign, Inc. Series B Preferred	104,324
02/2014	2,379	DocuSign, Inc. Series B-1 Preferred	31,242
02/2014	5,708	DocuSign, Inc. Series D Preferred	74,960
02/2014	123,606	DocuSign, Inc. Series E Preferred	1,623,243
12/2015	705,896	DraftKings, Inc.	705,896
12/2014	874,073	DraftKings, Inc. Preferred	1,574,452
05/2014	1,871,878	Essence Group Holdings Corp. Preferred	2,960,001
11/2015	236,310	ForeScout Technologies, Inc. Preferred	2,804,291
11/2014	160,575	Forward Ventures, Inc. Preferred	4,998,894
07/2015	50,806	General Assembly Space, Inc. Preferred	2,490,556
08/2014	43,732	Honest Co.	1,183,270
08/2014	102,040	Honest Co. Series C Convertible Preferred	2,760,927
04/2015	41,578	JAND, Inc. Class A	477,536
04/2015	92,843	JAND, Inc. Series D Preferred	1,066,330
08/2015	18,785	Klarna Holding AB	2,060,349
08/2013	1,458,400	Lithium Technology Corp. Preferred	7,108,242
03/2016	287,204	Lookout, Inc. Series F Preferred	3,280,760
04/2015	366,944	MarkLogic Corp. Series F Preferred	4,261,761
08/2014	227,914	Nutanix, Inc. Preferred	3,053,250
03/2015	488,790	Pinterest, Inc. Series G Preferred	3,509,068
12/2014	879,569	Redfin Corp. Series G Preferred	2,900,554
11/2013	94,537	Tory Burch LLC	7,409,472
06/2014	759,876	Uber Technologies, Inc. Preferred	11,787,994
08/2014	210,735	Veracode, Inc. Preferred	3,891,411
12/2014	29,318	WeWork Companies, Inc. Class A, REIT	488,179
12/2014	145,709	WeWork Companies, Inc. Class D-1 Preferred	2,426,224
12/2014	114,486	WeWork Companies, Inc. Class D-2 Preferred	1,906,325
01/2015	1,160,072	Zuora, Inc. Series F Preferred	4,407,462

			$84,472,666

At September 30, 2016, the aggregate value of these securities was $129,042,572, which represents 9.2% of total net assets.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $129,042,572, which represents 9.2% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Capital Goods	$41,461,879	$41,461,879	$—	$—
Commercial & Professional Services	43,681,374	41,572,955	—	2,108,419
Consumer Durables & Apparel	34,280,763	12,272,862	22,007,901	—
Consumer Services	26,481,106	26,481,106	—	—
Diversified Financials	39,828,188	39,828,188	—	—
Energy	90,901,807	90,901,807	—	—
Food & Staples Retailing	33,773,797	33,773,797	—	—
Food, Beverage & Tobacco	26,433,099	26,433,099	—	—
Health Care Equipment & Services	169,155,627	169,155,627	—	—
Materials	15,631,019	15,631,019	—	—
Pharmaceuticals, Biotechnology & Life Sciences	143,944,980	106,043,624	37,901,356	—
Real Estate	34,786,960	33,315,424	—	1,471,536
Retailing	173,843,970	167,132,398	—	6,711,572
Software & Services	384,481,013	369,951,681	14,529,332	—
Technology Hardware & Equipment	9,926,114	9,926,114	—	—
Transportation	18,315,722	18,315,722	—	—
Corporate Bonds	705,896	—	—	705,896
Preferred Stocks	114,227,833	—	—	114,227,833
Convertible Preferred Stocks	3,817,316	—	—	3,817,316
Short-Term Investments	7,401,772	7,401,772	—	—

Total	$1,413,080,235	$1,209,599,074	$74,438,589	$129,042,572

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2016:

	Common Stocks	Preferred Stocks	Corporate Bonds	Convertible Preferred Stocks	Total

Beginning balance	$14,516,321	$106,827,213	$705,896	$4,625,473	$126,674,903

Purchases	-	-	-	-	-

Sales	(4,220,249)	(736,890)	-	-	(4,957,139)

Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	-	(57,854)	-	-	(57,854)

Net change in unrealized appreciation/depreciation	(4,545)	8,195,364	-	(808,157)	7,382,662

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-

Ending balance	$10,291,527	$114,227,833	$ 705,896	$ 3,817,316	$129,042,572

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at September 30, 2016 was $7,119,968.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments

   September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.1%
	Automobiles & Components - 2.7%
7,510	Cooper Tire & Rubber Co.	$285,530
16,100	Goodyear Tire & Rubber Co.	520,030
9,423	Lear Corp.	1,142,256
2,968	Thor Industries, Inc.	251,390
4,261	Visteon Corp.	305,343

		2,504,549

	Banks - 5.3%
23,200	Banc of California, Inc.	405,072
12,700	Banco Latinoamericano de Comercio Exterior S.A. ADR	357,886
8,463	Berkshire Hills Bancorp, Inc.	234,510
19,183	Fidelity Southern Corp.	352,775
50,606	Fifth Third Bancorp	1,035,399
51,550	First BanCorp*	268,060
7,388	First NBC Bank Holding Co.*	69,743
16,500	Flagstar Bancorp, Inc.*	457,875
15,349	HomeStreet, Inc.*	384,646
7,903	MainSource Financial Group, Inc.	197,180
19,446	OFG Bancorp	196,599
26,198	Popular, Inc.	1,001,287

		4,961,032

	Capital Goods - 8.9%
4,430	American Railcar Industries, Inc.	183,712
3,058	American Woodmark Corp.*	246,383
8,215	Briggs & Stratton Corp.	153,210
7,140	Chart Industries, Inc.*	234,406
2,867	Comfort Systems USA, Inc.	84,032
11,550	Continental Building Products, Inc.*	242,435
10,443	DigitalGlobe, Inc.*	287,182
4,300	Douglas Dynamics, Inc.	137,342
3,800	Encore Wire Corp.	139,726
18,567	Energy Recovery, Inc.*	296,701
6,726	Gibraltar Industries, Inc.*	249,871
4,200	Greenbrier Cos., Inc.	148,260
3,491	Huntington Ingalls Industries, Inc.	535,589
4,300	Hyster-Yale Materials Handling, Inc.	258,559
4,000	Insteel Industries, Inc.	144,960
20,416	Kratos Defense & Security Solutions, Inc.*	140,666
3,028	Lydall, Inc.*	154,822
29,000	Manitowoc Co., Inc.	138,910
11,706	MasTec, Inc.*	348,136
48,800	Meritor, Inc.*	543,144
19,118	MRC Global, Inc.*	314,109
13,502	NCI Building Systems, Inc.*	196,994
19,304	Quanta Services, Inc.*	540,319
14,727	Spirit Aerosystems Holdings, Inc. Class A*	655,941
13,265	Supreme Industries, Inc. Class A	256,015
17,387	TASER International, Inc.*	497,442
5,309	Timken Co.	186,558
15,387	Titan International, Inc.	155,716
6,238	Trex Co., Inc.*	366,295
6,506	Tutor Perini Corp.*	139,684
3,100	Universal Forest Products, Inc.	305,319

		8,282,438

	Commercial & Professional Services - 3.0%
3,035	Barrett Business Services, Inc.	150,566
1,338	Deluxe Corp.	89,405
6,100	Essendant, Inc.	125,172
11,664	Herman Miller, Inc.	333,590
2,853	Huron Consulting Group, Inc.*	170,495
2,606	Insperity, Inc.	189,300
7,800	Kimball International, Inc. Class B	100,932

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

7,663	Mistras Group, Inc.*	$179,851
6,882	Quad/Graphics, Inc.	183,887
25,700	R.R. Donnelley & Sons Co.	404,004
13,716	Robert Half International, Inc.	519,288
19,100	RPX Corp.*	204,179
2,545	WageWorks, Inc.*	155,016

		2,805,685

	Consumer Durables & Apparel - 1.6%
5,097	CSS Industries, Inc.	130,381
865	Helen of Troy Ltd.*	74,537
8,777	lululemon athletica, Inc.*	535,221
8,899	Movado Group, Inc.	191,151
11,090	Smith & Wesson Holding Corp.*	294,883
4,000	Sturm Ruger & Co., Inc.	231,040

		1,457,213

	Consumer Services - 2.8%
8,500	American Public Education, Inc.*	168,385
4,984	Capella Education Co.	289,272
8,715	Domino’s Pizza, Inc.	1,323,373
5,708	International Speedway Corp. Class A	190,761
12,000	LifeLock, Inc.*	203,040
16,197	Scientific Games Corp. Class A*	182,540
4,540	Strayer Education, Inc.*	211,927

		2,569,298

	Diversified Financials - 4.9%
14,900	AG Mortgage Investment Trust, Inc. REIT	234,675
18,700	American Capital Agency Corp. REIT	365,398
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	231,292
9,697	ARMOUR Residential, Inc. REIT	218,571
9,116	Capstead Mortgage Corp. REIT	85,964
19,554	Chimera Investment Corp. REIT	311,886
26,328	CYS Investments, Inc. REIT	229,580
7,878	Green Dot Corp. Class A*	181,667
15,317	Invesco Mortgage Capital, Inc. REIT	233,278
13,085	KCG Holdings, Inc. Class A*	203,210
28,370	MFA Financial, Inc. REIT	212,208
20,600	Navient Corp.	298,082
11,090	Nelnet, Inc. Class A	447,703
9,754	PennyMac Mortgage Investment Trust REIT	151,967
28,151	Redwood Trust, Inc. REIT	398,618
47,300	Two Harbors Investment Corp. REIT	403,469
16,400	Western Asset Mortgage Capital Corp. REIT	170,888
3,479	World Acceptance Corp.*	170,610

		4,549,066

	Energy - 5.4%
12,200	Archrock, Inc.	159,576
22,900	Atwood Oceanics, Inc.	199,001
32,900	Bill Barrett Corp.*	182,924
7,800	Consol Energy, Inc.	149,760
14,000	Contango Oil & Gas Co.*	143,080
5,820	CVR Energy, Inc.	80,141
45,000	Denbury Resources, Inc.	145,350
7,707	Diamond Offshore Drilling, Inc.	135,720
1,548	Dril-Quip, Inc.*	86,286
11,226	Energen Corp.	647,965
21,375	Ensco plc Class A	181,687
42,829	EP Energy Corp. Class A*	187,591
12,000	Fairmount Santrol Holdings, Inc.*	101,760
34,750	Noble Corp. plc	220,315
38,811	Northern Oil and Gas, Inc.*	104,013
16,715	Patterson-UTI Energy, Inc.	373,915
33,661	Pioneer Energy Services Corp.*	135,990
3,177	REX American Resources Corp.*	269,283

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

14,652	Rowan Cos. plc Class A	$222,124
37,152	Sanchez Energy Corp.*	328,424
28,443	Southwestern Energy Co.*	393,651
12,816	Whiting Petroleum Corp.*	112,012
6,300	World Fuel Services Corp.	291,438
12,700	WPX Energy, Inc.*	167,513

		5,019,519

	Food, Beverage & Tobacco - 2.3%
10,685	Blue Buffalo Pet Products, Inc.*	253,876
3,495	Fresh Del Monte Produce, Inc.	209,350
1,906	John B Sanfilippo & Son, Inc.	97,835
4,163	National Beverage Corp.*	183,380
5,700	Omega Protein Corp.*	133,209
31,200	Pilgrim’s Pride Corp.	658,944
2,928	Sanderson Farms, Inc.	282,054
6,267	Universal Corp.	364,865

		2,183,513

	Health Care Equipment & Services - 4.6%
10,846	Align Technology, Inc.*	1,016,812
4,100	Anika Therapeutics, Inc.*	196,185
796	Chemed Corp.	112,292
4,548	Glaukos Corp.*	171,642
5,569	Healthways, Inc.*	147,356
11,017	HMS Holdings Corp.*	244,247
5,072	Hologic, Inc.*	196,946
3,803	Magellan Health, Inc.*	204,335
7,408	Masimo Corp.*	440,702
27,950	OraSure Technologies, Inc.*	222,761
10,537	Triple-S Management Corp. Class B*	231,076
16,500	Veeva Systems, Inc. Class A*	681,120
3,273	WellCare Health Plans, Inc.*	383,236

		4,248,710

	Household & Personal Products - 1.5%
6,318	Herbalife Ltd.*	391,653
5,513	Medifast, Inc.	208,336
4,565	Nu Skin Enterprises, Inc. Class A	295,721
3,500	Usana Health Sciences, Inc.*	484,225

		1,379,935

	Insurance - 5.2%
9,688	Ambac Financial Group, Inc.*	178,162
8,807	Aspen Insurance Holdings Ltd.	410,318
10,798	Assured Guaranty Ltd.	299,645
12,600	CNO Financial Group, Inc.	192,402
17,400	Endurance Specialty Holdings Ltd.	1,138,830
5,594	Everest Re Group Ltd.	1,062,692
23,936	Greenlight Capital Re Ltd. Class A*	489,252
12,817	Maiden Holdings Ltd.	162,648
24,227	MBIA, Inc.*	188,728
6,426	National General Holdings Corp.	142,914
5,390	Reinsurance Group of America, Inc.	581,797

		4,847,388

	Materials - 5.2%
8,300	American Vanguard Corp.	133,298
4,703	Cabot Corp.	246,484
26,100	Chemours Co.	417,600
9,696	Clearwater Paper Corp.*	627,040
25,335	Cliffs Natural Resources, Inc.*	148,210
11,800	Domtar Corp.	438,134
4,300	Innophos Holdings, Inc.	167,829
2,963	Innospec, Inc.	180,180
5,100	Koppers Holdings, Inc.*	164,118
16,069	Rayonier Advanced Materials, Inc.	214,843
6,402	Reliance Steel & Aluminum Co.	461,136

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

13,275	Schnitzer Steel Industries, Inc. Class A	$277,448
20,754	Steel Dynamics, Inc.	518,642
7,881	Stepan Co.	572,634
4,577	Trinseo S.A.	258,875

		4,826,471

	Media - 0.4%
19,000	Gannett Co., Inc.	221,160
10,100	New Media Investment Group, Inc.	156,550

		377,710

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
9,400	Amphastar Pharmaceuticals, Inc.*	178,318
4,257	BioSpecifics Technologies Corp.*	194,417
20,149	Bruker Corp.	456,375
2,900	Cambrex Corp.*	128,934
8,677	Emergent Biosolutions, Inc.*	273,586
7,468	Enanta Pharmaceuticals, Inc.*	198,723
32,786	Exelixis, Inc.*	419,333
5,292	Five Prime Therapeutics, Inc.*	277,777
3,858	Impax Laboratories, Inc.*	91,435
2,194	INC Research Holdings, Inc. Class A*	97,809
13,927	Innoviva, Inc.	153,058
5,700	Jazz Pharmaceuticals plc*	692,436
13,104	Lexicon Pharmaceuticals, Inc.*	236,789
14,300	OncoMed Pharmaceuticals, Inc.*	163,449
98,244	PDL Biopharma, Inc.	329,117
4,225	PRA Health Sciences, Inc.*	238,755
11,123	Quintiles Transnational Holdings, Inc.*	901,630
18,200	Seres Therapeutics, Inc.*	223,678
7,774	Supernus Pharmaceuticals, Inc.*	192,251
6,800	United Therapeutics Corp.*	802,944
11,242	Xencor, Inc.*	275,317

		6,526,131

	Real Estate - 8.9%
27,252	Apple Hospitality, Inc. REIT	504,434
55,800	Brandywine Realty Trust REIT	871,596
38,268	Brixmor Property Group, Inc. REIT	1,063,468
18,153	CBL & Associates Properties, Inc. REIT	220,377
11,999	Corrections Corp. of America REIT	166,426
57,155	DDR Corp. REIT	996,212
6,700	Education Realty Trust, Inc. REIT	289,038
34,319	Gramercy Property Trust REIT	330,835
21,312	Hospitality Properties Trust REIT	633,393
42,630	Mack-Cali Realty Corp. REIT	1,160,389
25,714	MTGE Investment Corp. REIT	442,024
6,700	Pennsylvania REIT	154,301
13,809	Physicians Realty Trust REIT	297,446
7,446	Piedmont Office Realty Trust, Inc. Class A, REIT	162,099
26,297	Select Income REIT	707,389
20,673	Washington Prime Group, Inc. REIT	255,932

		8,255,359

	Retailing - 4.5%
21,824	American Eagle Outfitters, Inc.	389,777
9,600	Big Lots, Inc.	458,400
9,000	Buckle, Inc.	216,270
3,419	Burlington Stores, Inc.*	277,007
2,302	Children’s Place, Inc.	183,861
4,546	Dick’s Sporting Goods, Inc.	257,849
11,045	Express, Inc.*	130,220
6,790	Foot Locker, Inc.	459,819
11,821	Francescas Holding Corp.*	182,398
4,169	Liberty TripAdvisor Holdings, Inc. Class A*	91,093
15,457	Overstock.com, Inc.*	236,801
36,341	Pier 1 Imports, Inc.	154,086

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

13,775	Rent-A-Center, Inc.	$174,116
14,200	Select Comfort Corp.*	306,720
9,700	Tailored Brands, Inc.	152,290
16,373	Tile Shop Holdings, Inc.*	270,973
7,788	Urban Outfitters, Inc.*	268,842

		4,210,522

	Semiconductors & Semiconductor Equipment - 2.2%
58,972	Advanced Micro Devices, Inc.*	407,496
4,744	Ambarella, Inc.*	349,206
19,800	Amkor Technology, Inc.*	192,456
10,395	MaxLinear, Inc. Class A*	210,707
20,521	Teradyne, Inc.	442,843
10,441	Tessera Technologies, Inc.	401,352

		2,004,060

	Software & Services - 9.3%
18,230	A10 Networks, Inc.*	194,879
7,162	Alarm.com Holdings, Inc.*	206,695
13,760	Amdocs Ltd.	796,016
14,700	Brightcove, Inc.*	191,835
3,000	Cardtronics plc Class A*	133,800
25,600	Convergys Corp.	778,752
5,190	CSG Systems International, Inc.	214,503
971	Ellie Mae, Inc.*	102,246
12,100	Infoblox, Inc.*	319,077
10,442	Manhattan Associates, Inc.*	601,668
28,651	MeetMe, Inc.*	177,636
35,903	Mentor Graphics Corp.	949,275
23,700	Mitek Systems, Inc.*	196,473
32,792	Nuance Communications, Inc.*	475,484
6,524	Progress Software Corp.*	177,453
12,588	RetailMeNot, Inc.*	124,495
5,600	Shutterstock, Inc.*	356,720
5,600	Sykes Enterprises, Inc.*	157,528
18,813	Synopsys, Inc.*	1,116,552
16,547	Teradata Corp.*	512,957
19,074	Wix.com Ltd.*	828,384

		8,612,428

	Technology Hardware & Equipment - 5.5%
14,200	3D Systems Corp.*	254,890
7,310	Arista Networks, Inc.*	621,935
10,389	Avnet, Inc.	426,572
18,891	AVX Corp.	260,507
3,725	Belden, Inc.	256,988
7,351	Cray, Inc.*	173,043
12,824	Finisar Corp.*	382,155
7,391	Insight Enterprises, Inc.*	240,577
3,192	InterDigital, Inc.	252,806
5,400	NETGEAR, Inc.*	326,646
12,308	Sanmina Corp.*	350,409
20,678	Sonus Networks, Inc.*	160,875
4,448	SYNNEX Corp.	507,561
2,163	Tech Data Corp.*	183,228
13,243	TTM Technologies, Inc.*	151,632
10,140	Ubiquiti Networks, Inc.*	542,490

		5,092,314

	Telecommunication Services - 1.1%
3,700	ATN International, Inc.	240,648
7,427	Cogent Communications Holdings, Inc.	273,388
17,796	Telephone & Data Systems, Inc.	483,695

		997,731

	Transportation - 2.2%
16,729	Alaska Air Group, Inc.	1,101,772
1,383	Allegiant Travel Co.	182,653

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

5,830	Echo Global Logistics, Inc.*		$134,440
7,225	Hawaiian Holdings, Inc.*		351,135
15,175	Swift Transportation Co.*		325,807

			2,095,807

	Utilities - 4.6%
58,048	Atlantic Power Corp.		143,379
34,107	Great Plains Energy, Inc.		930,780
23,343	OGE Energy Corp.		738,106
15,872	ONE Gas, Inc.		981,524
16,895	Pinnacle West Capital Corp.		1,283,851
7,572	Spark Energy, Inc. Class A		220,572

			4,298,212

	Total Common Stocks (cost $81,638,203)		92,105,091

	Total Long-Term Investments (cost $81,638,203)		92,105,091

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
809,040	Federated Prime Obligations Fund		809,040

	Total Short-Term Investments (cost $809,040)		809,040

	Total Investments (cost $82,447,243)^	100.0%	$92,914,131
	Other Assets and Liabilities	0.0%	(17,431)

	Total Net Assets	100.0%	$92,896,700

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$14,457,392
Unrealized Depreciation	(3,990,504)

Net Unrealized Appreciation	$10,466,888

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$2,504,549	$2,504,549	$—	$—
Banks	4,961,032	4,961,032	—	—
Capital Goods	8,282,438	8,282,438	—	—
Commercial & Professional Services	2,805,685	2,805,685	—	—
Consumer Durables & Apparel	1,457,213	1,457,213	—	—
Consumer Services	2,569,298	2,569,298	—	—
Diversified Financials	4,549,066	4,549,066	—	—
Energy	5,019,519	5,019,519	—	—
Food, Beverage & Tobacco	2,183,513	2,183,513	—	—
Health Care Equipment & Services	4,248,710	4,248,710	—	—
Household & Personal Products	1,379,935	1,379,935	—	—
Insurance	4,847,388	4,847,388	—	—
Materials	4,826,471	4,826,471	—	—
Media	377,710	377,710	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,526,131	6,526,131	—	—
Real Estate	8,255,359	8,255,359	—	—
Retailing	4,210,522	4,210,522	—	—
Semiconductors & Semiconductor Equipment	2,004,060	2,004,060	—	—
Software & Services	8,612,428	8,612,428	—	—
Technology Hardware & Equipment	5,092,314	5,092,314	—	—
Telecommunication Services	997,731	997,731	—	—
Transportation	2,095,807	2,095,807	—	—
Utilities	4,298,212	4,298,212	—	—
Short-Term Investments	809,040	809,040	—	—

Total	$92,914,131	$92,914,131	$—	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small Cap Growth HLS Fund

   Schedule of Investments

   September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Automobiles & Components - 1.9%
33,640	Cooper Tire & Rubber Co.	$1,278,993
13,285	Cooper-Standard Holding, Inc.*	1,312,558
4,500	Drew Industries, Inc.	441,090
246,060	Tenneco, Inc.*	14,337,916
60,543	Visteon Corp.	4,338,511

		21,709,068

	Banks - 4.0%
25,110	Banc of California, Inc.	438,421
164,680	FCB Financial Holdings, Inc. Class A*	6,328,653
173,600	First Hawaiian, Inc.*	4,662,896
314,777	First Merchants Corp.	8,420,285
146,965	Great Western Bancorp, Inc.	4,896,874
13,638	HomeStreet, Inc.*	341,768
72,760	IBERIABANK Corp.	4,883,651
571,825	MGIC Investment Corp.*	4,574,600
122,561	Sandy Spring Bancorp, Inc.	3,747,915
437,890	Sterling Bancorp	7,663,075
7,327	Walker & Dunlop, Inc.*	185,080

		46,143,218

	Capital Goods - 9.6%
237,380	AAON, Inc.	6,841,292
21,800	Aegion Corp.*	415,726
194,328	Altra Industrial Motion Corp.	5,629,682
90,521	American Woodmark Corp.*	7,293,277
10,100	Apogee Enterprises, Inc.	451,369
7,931	Argan, Inc.	469,436
128,728	Armstrong World Industries, Inc.*	5,319,041
144,778	Astronics Corp.*	6,522,249
150,589	AZZ, Inc.	9,828,944
31,322	Comfort Systems USA, Inc.	918,048
59,206	Continental Building Products, Inc.*	1,242,734
22,756	Encore Wire Corp.	836,738
8,200	EnerSys	567,358
62,992	Esterline Technologies Corp.*	4,789,912
214,725	Generac Holdings, Inc.*	7,794,517
20,601	Gibraltar Industries, Inc.*	765,327
33,202	Global Brass & Copper Holdings, Inc.	959,206
14,900	Greenbrier Cos., Inc.	525,970
117,781	Heico Corp. Class A	7,126,928
19,159	Hyster-Yale Materials Handling, Inc.	1,152,031
57,383	Lennox International, Inc.	9,010,852
12,500	Lydall, Inc.*	639,125
169,808	Manitowoc Foodservice, Inc.*	2,754,286
49,956	MasTec, Inc.*	1,485,691
151,924	Meritor, Inc.*	1,690,914
46,300	MRC Global, Inc.*	760,709
52,832	NCI Building Systems, Inc.*	770,819
103,932	SiteOne Landscape Supply, Inc.*	3,734,277
73,510	TASER International, Inc.*	2,103,121
74,262	Teledyne Technologies, Inc.*	8,015,098
102,556	Toro Co.	4,803,723
46,147	Trex Co., Inc.*	2,709,752
11,725	Universal Forest Products, Inc.	1,154,795
57,499	Wabash National Corp.*	818,786

		109,901,733

	Commercial & Professional Services - 4.4%
30,841	Brink’s Co.	1,143,584
147,172	Deluxe Corp.	9,834,033
201,664	Exponent, Inc.	10,296,964
83,805	GP Strategies Corp.*	2,063,279
63,473	Herman Miller, Inc.	1,815,328

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

116,313	Huron Consulting Group, Inc.*	$6,950,865
19,779	Insperity, Inc.	1,436,747
192,411	On Assignment, Inc.*	6,982,595
15,700	Quad/Graphics, Inc.	419,504
60,523	RPX Corp.*	646,991
23,200	TriNet Group, Inc.*	501,816
3,769	UniFirst Corp.	496,980
123,642	WageWorks, Inc.*	7,531,034

		50,119,720

	Consumer Durables & Apparel - 3.4%
143,108	G-III Apparel Group Ltd.*	4,171,598
6,064	Helen of Troy Ltd.*	522,535
13,561	iRobot Corp.*	596,413
413,057	Kate Spade & Co.*	7,075,666
25,979	Movado Group, Inc.	558,029
67,327	Smith & Wesson Holding Corp.*	1,790,225
256,270	Steven Madden Ltd.*	8,856,691
20,081	Sturm Ruger & Co., Inc.	1,159,879
221,800	TopBuild Corp.*	7,363,760
168,243	Vista Outdoor, Inc.*	6,706,166

		38,800,962

	Consumer Services - 4.8%
19,500	American Public Education, Inc.*	386,295
8,565	BJ’s Restaurants, Inc.*	304,486
472,590	Bloomin’ Brands, Inc.	8,147,452
27,748	Capella Education Co.	1,610,494
138,295	Del Frisco’s Restaurant Group, Inc.*	1,862,834
43,700	DeVry Education Group, Inc.	1,007,722
10,785	Domino’s Pizza, Inc.	1,637,702
158,507	Dunkin’ Brands Group, Inc.	8,255,044
27,742	Grand Canyon Education, Inc.*	1,120,499
482,228	La Quinta Holdings, Inc.*	5,391,309
57,700	LifeLock, Inc.*	976,284
110,993	Marriott Vacations Worldwide Corp.	8,138,007
91,774	Papa John’s International, Inc.	7,236,380
21,809	Sonic Corp.	570,960
29,939	Sotheby’s Holdings	1,138,281
19,689	Strayer Education, Inc.*	919,082
10,284	Texas Roadhouse, Inc.	401,384
207,200	Wingstop, Inc.	6,070,960

		55,175,175

	Diversified Financials - 1.0%
169,053	Evercore Partners, Inc. Class A	8,707,920
43,531	Green Dot Corp. Class A*	1,003,825
91,381	KCG Holdings, Inc. Class A*	1,419,147

		11,130,892

	Energy - 1.7%
103,500	Bill Barrett Corp.*	575,460
22,100	Carrizo Oil & Gas, Inc.*	897,702
35,593	CVR Energy, Inc.	490,116
20,448	Matador Resources Co.*	497,704
164,370	PBF Energy, Inc. Class A	3,721,337
61,322	PDC Energy, Inc.*	4,112,253
48,858	Pioneer Energy Services Corp.*	197,386
20,315	REX American Resources Corp.*	1,721,899
160,069	RSP Permian, Inc.*	6,207,476
101,020	Sanchez Energy Corp.*	893,017

		19,314,350

	Food & Staples Retailing - 1.7%
66,940	Casey’s General Stores, Inc.	8,042,841
6,429	Ingles Markets, Inc. Class A	254,203
280,191	Natural Grocers by Vitamin Cottage, Inc.*	3,126,931

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

94,739	PriceSmart, Inc.	$7,935,339

		19,359,314

	Food, Beverage & Tobacco - 1.7%
22,400	Cal-Maine Foods, Inc.	863,296
31,088	Dean Foods Co.	509,843
15,815	Fresh Del Monte Produce, Inc.	947,319
11,300	National Beverage Corp.*	497,765
69,591	Pilgrim’s Pride Corp.	1,469,762
99,170	Post Holdings, Inc.*	7,652,949
10,255	Sanderson Farms, Inc.	987,864
77,526	TreeHouse Foods, Inc.*	6,759,492

		19,688,290

	Health Care Equipment & Services - 9.2%
101,000	Acadia Healthcare Co., Inc.*	5,004,550
154,441	Anika Therapeutics, Inc.*	7,390,002
15,804	Atrion Corp.	6,741,986
10,747	Chemed Corp.	1,516,079
166,437	Cynosure, Inc. Class A*	8,478,301
11,917	Glaukos Corp.*	449,748
397,554	Globus Medical, Inc. Class A*	8,972,794
35,816	HMS Holdings Corp.*	794,041
72,201	ICU Medical, Inc.*	9,124,762
77,931	LivaNova plc*	4,684,432
27,021	Magellan Health, Inc.*	1,451,838
47,281	Masimo Corp.*	2,812,747
20,730	Medidata Solutions, Inc.*	1,155,905
15,700	Meridian Bioscience, Inc.	302,853
150,850	Natus Medical, Inc.*	5,926,897
231,442	Omnicell, Inc.*	8,864,229
75,732	Quality Systems, Inc.	857,286
19,700	Surgical Care Affiliates, Inc.*	960,572
112,152	Team Health Holdings, Inc.*	3,651,669
36,526	Triple-S Management Corp. Class B*	801,015
97,745	U.S. Physical Therapy, Inc.	6,128,611
186,425	Vascular Solutions, Inc.*	8,991,278
91,428	WellCare Health Plans, Inc.*	10,705,305

		105,766,900

	Household & Personal Products - 0.2%
82,700	Avon Products, Inc.	468,082
15,542	Medifast, Inc.	587,332
6,800	Usana Health Sciences, Inc.*	940,780

		1,996,194

	Insurance - 1.8%
71,157	Ambac Financial Group, Inc.*	1,308,577
152,225	AMERISAFE, Inc.	8,947,786
9,300	Federated National Holding Co.	173,817
55,411	Greenlight Capital Re Ltd. Class A*	1,132,601
177,491	James River Group Holdings Ltd.	6,425,174
107,373	Maiden Holdings Ltd.	1,362,563
89,100	MBIA, Inc.*	694,089
44,255	Universal Insurance Holdings, Inc.	1,115,226

		21,159,833

	Materials - 4.5%
254,177	Boise Cascade Co.*	6,456,096
64,339	Chemours Co.	1,029,424
27,590	Clearwater Paper Corp.*	1,784,245
80,100	Cliffs Natural Resources, Inc.*	468,585
65,253	Coeur Mining, Inc.*	771,943
632,156	Graphic Packaging Holding Co.	8,843,862
496,395	Headwaters, Inc.*	8,399,003
7,302	Innospec, Inc.	444,035
31,338	Koppers Holdings, Inc.*	1,008,457
538,957	OMNOVA Solutions, Inc.*	4,548,797

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

247,292	PolyOne Corp.	$8,360,942
87,898	Silgan Holdings, Inc.	4,446,760
23,260	Stepan Co.	1,690,072
31,905	Trinseo S.A.	1,804,547
7,970	U.S. Concrete, Inc.*	367,138
25,133	Worthington Industries, Inc.	1,207,138

		51,631,044

	Media - 0.1%
54,395	MSG Networks, Inc. Class A*	1,012,291

	Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
51,582	Achillion Pharmaceuticals, Inc.*	417,814
125,549	Acorda Therapeutics, Inc.*	2,621,463
191,330	Aerie Pharmaceuticals, Inc.*	7,220,794
48,779	Agios Pharmaceuticals, Inc.*	2,576,507
203,760	Alder Biopharmaceuticals, Inc.*	6,677,215
309,390	Amicus Therapeutics, Inc.*	2,289,486
342,340	Aratana Therapeutics, Inc.*	3,204,302
244,140	ARIAD Pharmaceuticals, Inc.*	3,342,277
30,132	BioSpecifics Technologies Corp.*	1,376,128
68,847	Bluebird Bio, Inc.*	4,666,450
31,543	Cambrex Corp.*	1,402,402
193,866	Coherus Biosciences, Inc.*	5,191,731
31,589	Cytokinetics, Inc.*	289,987
30,500	DepoMed, Inc.*	762,195
68,801	Emergent Biosolutions, Inc.*	2,169,296
13,634	Enanta Pharmaceuticals, Inc.*	362,801
220,495	Exelixis, Inc.*	2,820,131
48,058	FibroGen, Inc.*	994,801
170,780	Five Prime Therapeutics, Inc.*	8,964,242
181,520	Flexion Therapeutics, Inc.*	3,546,901
125,885	GlycoMimetics, Inc.*	900,078
100,524	ImmunoGen, Inc.*	269,404
23,465	INC Research Holdings, Inc. Class A*	1,046,070
107,646	Innoviva, Inc.	1,183,030
61,369	Insys Therapeutics, Inc.*	723,540
201,231	Intersect ENT, Inc.*	3,187,499
142,341	Ionis Pharmaceuticals, Inc.*	5,215,374
90,829	Ironwood Pharmaceuticals, Inc.*	1,442,364
94,101	Lexicon Pharmaceuticals, Inc.*	1,700,405
50,544	Luminex Corp.*	1,148,360
159,247	Medicines Co.*	6,009,982
58,102	Myriad Genetics, Inc.*	1,195,739
106,456	Neurocrine Biosciences, Inc.*	5,390,932
783,962	Novavax, Inc.*	1,630,641
90,533	Ophthotech Corp.*	4,176,287
228,888	Otonomy, Inc.*	4,163,473
163,574	PAREXEL International Corp.*	11,360,214
500,880	PDL Biopharma, Inc.	1,677,948
155,227	Portola Pharmaceuticals, Inc.*	3,525,205
46,917	PRA Health Sciences, Inc.*	2,651,280
41,087	Prestige Brands Holdings, Inc.*	1,983,269
144,541	PTC Therapeutics, Inc.*	2,025,019
7,460	Sarepta Therapeutics, Inc.*	458,119
58,200	Seres Therapeutics, Inc.*	715,278
187,235	Spectrum Pharmaceuticals, Inc.*	874,387
75,519	Supernus Pharmaceuticals, Inc.*	1,867,585
87,274	TESARO, Inc.*	8,748,346
78,337	Ultragenyx Pharmaceutical, Inc.*	5,557,227
152,214	ZIOPHARM Oncology, Inc.*	856,965

		142,580,943

	Real Estate - 2.6%
10,494	Altisource Portfolio Solutions S.A. REIT*	340,006
70,365	CareTrust, Inc. REIT	1,039,995
153,116	Coresite Realty Corp. REIT	11,336,709

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

9,022	Education Realty Trust, Inc. REIT	$389,209
236,978	HFF, Inc. Class A REIT	6,561,921
41,347	Pennsylvania REIT	952,221
19,452	Physicians Realty Trust REIT	418,996
3,839	PS Business Parks, Inc. REIT	435,995
46,394	RLJ Lodging Trust REIT	975,666
419,061	Sunstone Hotel Investors, Inc. REIT	5,359,790
22,400	Urban Edge Properties REIT	630,336
137,461	Washington Prime Group, Inc. REIT	1,701,767

		30,142,611

	Retailing - 4.7%
97,176	American Eagle Outfitters, Inc.	1,735,563
15,296	Big Lots, Inc.	730,384
25,689	Buckle, Inc.	617,307
117,613	Burlington Stores, Inc.*	9,529,005
8,142	Cato Corp. Class A	267,790
29,184	Chico’s FAS, Inc.	347,290
21,300	Children’s Place, Inc.	1,701,231
162,962	Core-Mark Holding Co., Inc.	5,834,040
186,612	DSW, Inc. Class A	3,821,814
19,045	Finish Line, Inc. Class A	439,559
124,899	Five Below, Inc.*	5,032,181
68,010	Francescas Holding Corp.*	1,049,394
9,571	Hibbett Sports, Inc.*	381,883
148,654	HSN, Inc.	5,916,429
28,139	Liberty TripAdvisor Holdings, Inc. Class A*	614,837
103,042	Monro Muffler Brake, Inc.	6,303,079
12,112	Ollie’s Bargain Outlet Holdings, Inc.*	317,455
19,063	Overstock.com, Inc.*	292,045
17,100	PetMed Express, Inc.	346,788
128,096	Pier 1 Imports, Inc.	543,127
56,733	Select Comfort Corp.*	1,225,433
10,800	Shutterfly, Inc.*	482,112
53,500	Tailored Brands, Inc.	839,950
63,960	Tile Shop Holdings, Inc.*	1,058,538
115,757	Wayfair, Inc. Class A*	4,557,353

		53,984,587

	Semiconductors & Semiconductor Equipment - 3.5%
49,111	Advanced Energy Industries, Inc.*	2,323,932
202,200	Advanced Micro Devices, Inc.*	1,397,202
16,934	Ambarella, Inc.*	1,246,512
136,939	Cirrus Logic, Inc.*	7,278,308
32,074	Inphi Corp.*	1,395,540
345,630	Integrated Device Technology, Inc.*	7,984,053
80,550	Kulicke & Soffa Industries, Inc.*	1,041,511
59,700	M/A-COM Technology Solutions Holdings, Inc.*	2,527,698
69,825	MaxLinear, Inc. Class A*	1,415,353
177,987	MKS Instruments, Inc.	8,851,293
20,684	Synaptics, Inc.*	1,211,669
74,715	Tessera Technologies, Inc.	2,872,045

		39,545,116

	Software & Services - 17.9%
115,963	Aspen Technology, Inc.*	5,425,909
19,800	Barracuda Networks, Inc.*	504,504
90,385	Blackbaud, Inc.	5,996,141
105,040	Bottomline Technologies de, Inc.*	2,448,482
127,061	BroadSoft, Inc.*	5,914,690
51,922	CACI International, Inc. Class A*	5,238,930
296,996	Cardtronics plc Class A*	13,246,022
91,067	Cass Information Systems, Inc.	5,158,946
13,500	CommVault Systems, Inc.*	717,255
149,727	comScore, Inc.*	4,590,630
27,944	Convergys Corp.	850,056
65,736	CSG Systems International, Inc.	2,716,869

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

228,064	EarthLink Holdings Corp.	$1,413,997
9,615	Ellie Mae, Inc.*	1,012,459
278,734	Envestnet, Inc.*	10,159,854
80,078	EPAM Systems, Inc.*	5,550,206
514,315	Everyday Health, Inc.*	3,955,082
183,575	Exlservice Holdings, Inc.*	9,149,378
98,599	Fair Isaac Corp.	12,284,449
392,743	Five9, Inc.*	6,158,210
14,002	Gigamon, Inc.*	767,310
132,089	GrubHub, Inc.*	5,678,506
136,873	Guidewire Software, Inc.*	8,209,642
120,215	HubSpot, Inc.*	6,926,788
156,377	j2 Global, Inc.	10,416,272
40,014	Manhattan Associates, Inc.*	2,305,607
130,652	MAXIMUS, Inc.	7,389,677
87,000	MeetMe, Inc.*	539,400
1,997	MicroStrategy, Inc. Class A*	334,378
12,124	NeuStar, Inc. Class A*	322,377
16,200	NIC, Inc.	380,700
136,605	Paycom Software, Inc.*	6,848,009
132,772	PTC, Inc.*	5,883,127
81,680	Q2 Holdings, Inc.*	2,340,949
31,215	Shutterstock, Inc.*	1,988,395
69,836	Sykes Enterprises, Inc.*	1,964,487
140,198	Take-Two Interactive Software, Inc.*	6,320,126
54,461	Tyler Technologies, Inc.*	9,325,357
122,373	Verint Systems, Inc.*	4,604,896
66,741	WebMD Health Corp.*	3,317,028
71,990	WEX, Inc.*	7,781,399
60,197	Wix.com Ltd.*	2,614,356
213,290	Zendesk, Inc.*	6,550,136

		205,300,991

	Technology Hardware & Equipment - 2.5%
85,000	3D Systems Corp.*	1,525,750
23,993	Belden, Inc.	1,655,277
34,002	Cray, Inc.*	800,407
58,435	ePlus, Inc.*	5,516,848
23,259	InterDigital, Inc.	1,842,113
58,676	Ixia*	733,450
29,885	NETGEAR, Inc.*	1,807,744
154,846	NetScout Systems, Inc.*	4,529,245
6,693	Plantronics, Inc.	347,768
86,346	Rogers Corp.*	5,274,014
27,100	Sanmina Corp.*	771,537
51,489	Ubiquiti Networks, Inc.*	2,754,662
10,084	Universal Display Corp.*	559,763
49,136	Vishay Intertechnology, Inc.	692,326

		28,810,904

	Telecommunication Services - 0.8%
11,929	Cogent Communications Holdings, Inc.	439,107
36,800	IDT Corp. Class B	634,432
41,882	Inteliquent, Inc.	675,975
386,843	ORBCOMM, Inc.*	3,965,141
504,030	Vonage Holdings Corp.*	3,331,638

		9,046,293

	Transportation - 2.2%
4,372	Alaska Air Group, Inc.	287,940
11,683	Allegiant Travel Co.	1,542,974
256,308	Celadon Group, Inc.	2,240,132
76,989	Genesee & Wyoming, Inc. Class A*	5,308,391
54,900	Hawaiian Holdings, Inc.*	2,668,140
294,620	Knight Transportation, Inc.	8,452,648
162,161	Marten Transport Ltd.	3,405,381

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

51,630	Swift Transportation Co.*		$1,108,496

			25,014,102

	Total Common Stocks (cost $1,020,768,936)		1,107,334,531

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 4/11/19*(1)		—

	Total Warrants (cost $—)		—

Exchange Traded Funds - 2.6%
	Other Investment Pools & Funds - 2.6%
201,728	iShares Russell 2000 Growth ETF		30,037,299

	Total Exchange Traded Funds (cost $28,721,071)		30,037,299

	Total Long-Term Investments (cost $1,049,490,007)		1,137,371,830

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
9,495,525	Federated Prime Obligations Fund		9,495,525

	Total Short-Term Investments (cost $9,495,525)		9,495,525

	Total Investments (cost $1,058,985,532)^	100.0%	$1,146,867,355
	Other Assets and Liabilities	0.0%	140,457

	Total Net Assets	100.0%	$1,147,007,812

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$168,272,661
Unrealized Depreciation	(80,390,838)

Net Unrealized Appreciation	$87,881,823

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost

12/2014	891	Emergent Capital, Inc. Warrants	$—

At September 30, 2016, the aggregate value of this security was $0, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$21,709,068	$21,709,068	$—	$—
Banks	46,143,218	46,143,218	—	—
Capital Goods	109,901,733	109,901,733	—	—
Commercial & Professional Services	50,119,720	50,119,720	—	—
Consumer Durables & Apparel	38,800,962	38,800,962	—	—
Consumer Services	55,175,175	55,175,175	—	—
Diversified Financials	11,130,892	11,130,892	—	—
Energy	19,314,350	19,314,350	—	—
Food & Staples Retailing	19,359,314	19,359,314	—	—
Food, Beverage & Tobacco	19,688,290	19,688,290	—	—
Health Care Equipment & Services	105,766,900	105,766,900	—	—
Household & Personal Products	1,996,194	1,996,194	—	—
Insurance	21,159,833	21,159,833	—	—
Materials	51,631,044	51,631,044	—	—
Media	1,012,291	1,012,291	—	—
Pharmaceuticals, Biotechnology & Life Sciences	142,580,943	142,580,943	—	—
Real Estate	30,142,611	30,142,611	—	—
Retailing	53,984,587	53,984,587	—	—
Semiconductors & Semiconductor Equipment	39,545,116	39,545,116	—	—
Software & Services	205,300,991	205,300,991	—	—
Technology Hardware & Equipment	28,810,904	28,810,904	—	—
Telecommunication Services	9,046,293	9,046,293	—	—
Transportation	25,014,102	25,014,102	—	—
Warrants	—	—	—	—
Exchange Traded Funds	30,037,299	30,037,299	—	—
Short-Term Investments	9,495,525	9,495,525	—	—

Total	$1,146,867,355	$1,146,867,355	$—	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments

   September 30, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 18.9%
	Asset-Backed - Automobile - 0.8%
$ 317,099	Drive Auto Receivables Trust 2.12%, 06/17/2019(1)	$317,525
3,350,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	3,357,895

		3,675,420

	Asset-Backed - Finance & Insurance - 7.1%
	Ares CLO Ltd.
4,755,000	2.15%, 04/20/2023(1)(2)	4,717,849
3,135,000	2.20%, 04/17/2026(1)(2)	3,146,095
	Cent CLO Ltd.
1,530,000	1.84%, 07/23/2025(1)(2)	1,519,956
1,000,000	2.12%, 07/27/2026(1)(2)	996,067
4,085,000	Dryden Senior Loan Fund 2.03%, 04/18/2026(1)(2)	4,081,924
695,000	Ford Credit Floorplan Master Owner Trust 2.32%, 01/15/2019	696,877
	Green Tree Agency Advance Funding Trust
1,405,000	2.30%, 10/15/2046(1)	1,404,747
580,000	2.38%, 10/15/2048(1)	579,998
3,400,000	Limerock CLO 2.18%, 04/18/2026(1)(2)	3,396,427
3,400,000	Madison Park Funding Ltd. 2.00%, 10/23/2025(1)(2)	3,395,825
1,812,297	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	1,818,178
	Springleaf Funding Trust
1,480,813	2.41%, 12/15/2022(1)	1,482,706
4,720,000	3.16%, 11/15/2024(1)	4,778,965
956,295	Structured Asset Securities Corp. 2.03%, 02/25/2033(2)	949,574
1,370,000	Voya CLO Ltd. 2.13%, 07/17/2026(1)(2)	1,368,526

		34,333,714

	Asset-Backed - Home Equity - 0.2%
948,219	Morgan Stanley Asset Backed Securities Capital I 2.03%, 11/25/2032(2)	936,043

	Commercial Mortgage - Backed Securities - 3.4%
	CSAIL Commercial Mortgage Trust
2,140,000	3.50%, 06/15/2057	2,301,528
5,100,000	3.72%, 08/15/2048	5,591,503
	FREMF Mortgage Trust
460,000	3.19%, 03/25/2045(1)(2)	461,710
1,500,000	3.81%, 08/25/2045(1)(2)	1,593,884
2,645,000	3.95%, 06/25/2047(1)(2)	2,738,106
1,665,000	4.17%, 11/25/2044(1)(2)	1,730,861
1,990,000	5.63%, 04/25/2020(1)(2)	2,200,383

		16,617,975

	Whole Loan Collateral CMO - 7.4%
1,760,000	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	1,770,221
	LSTAR Securities Investment Trust
1,673,635	2.49%, 04/01/2020(1)(2)	1,652,715
3,316,820	2.52%, 08/01/2020(1)(2)	3,280,477
3,901,339	2.53%, 05/01/2020(1)(2)	3,835,395
826,951	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	831,579
	New Residential Mortgage Loan Trust
1,740,200	3.25%, 09/25/2056(1)(2)	1,789,937
2,306,302	3.75%, 03/25/2056(1)(2)	2,390,176

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

$ 1,609,990	Sequoia Mortgage Trust 0.99%, 02/20/2035(2)	$1,575,570
2,272,982	Thornburg Mortgage Securities Trust 2.53%, 04/25/2045(2)	2,276,789
	Towd Point Mortgage Trust
2,377,013	2.75%, 02/25/2055(1)(2)	2,424,534
2,278,942	2.75%, 04/25/2055(1)(2)	2,314,177
109,760	2.75%, 05/25/2055(1)(2)	110,958
630,708	2.75%, 08/25/2055(1)(2)	642,084
2,760,959	3.00%, 03/25/2054(1)(2)	2,825,977
2,399,000	3.75%, 04/25/2055(1)(2)	2,480,194
	WaMu Mortgage Pass-Through Certificates
1,893,061	2.48%, 03/25/2033(2)	1,892,058
1,966,303	2.72%, 10/25/2035(2)	1,908,096
1,754,425	Wells Fargo Mortgage Backed Securities Trust 2.88%, 09/25/2033(2)	1,739,265

		35,740,202

	Total Asset & Commercial Mortgage Backed Securities (cost $89,994,952)	91,303,354

U.S. Government Agencies - 75.9%
	FHLMC - 27.4%
4,660,841	0.90%, 04/25/2020(2)	4,661,634
9,871,364	1.57%, 01/25/2022	9,884,259
830,700	3.00%, 03/15/2033(3)	96,384
219,782	3.00%, 09/01/2045	228,595
24,275,000	3.00%, 10/01/2046(4)	25,225,138
6,205,000	3.50%, 11/15/2025	6,750,461
2,400,000	3.50%, 10/01/2046(4)	2,531,953
2,400,000	3.50%, 11/01/2046(4)	2,528,906
554,408	4.00%, 07/15/2027(3)	61,605
418,413	4.00%, 06/01/2044	448,879
38,000,000	4.00%, 11/01/2046(4)	40,714,921
51,431	4.50%, 12/01/2018	52,695
3,495,833	4.50%, 02/15/2027(3)	421,991
3,626,281	4.50%, 05/15/2034	3,901,362
20,100,000	4.50%, 10/01/2046(4)	22,007,536
7,313	5.50%, 06/01/2034	8,316
52,493	5.50%, 10/01/2035	59,508
88,146	5.50%, 04/01/2037	99,468
1,068,948	5.50%, 12/01/2037	1,209,585
401,251	5.50%, 04/01/2038	454,549
25,971	5.50%, 05/01/2038	29,267
2,111,011	5.50%, 08/01/2038	2,388,689
4,114	5.50%, 12/01/2039	4,654
55,630	6.00%, 10/01/2021	63,457
72,410	6.00%, 10/01/2022	82,599
101,958	6.00%, 01/01/2028	118,038
28,596	6.00%, 04/15/2028	32,760
56,942	6.00%, 05/15/2028(5)	64,568
67,208	6.00%, 11/15/2028	77,149
122,359	6.00%, 12/15/2028	140,644
270,953	6.00%, 01/15/2029	312,516
61,464	6.00%, 02/15/2029	70,892
71,387	6.00%, 03/15/2029	81,973
44,919	6.00%, 05/15/2029	51,972
10,950	6.00%, 06/15/2029	12,486
2,956	6.00%, 03/15/2031	3,420
123,826	6.00%, 04/15/2031	142,425
61,330	6.00%, 10/15/2031	70,424
68,566	6.00%, 12/01/2031	79,528
454,358	6.00%, 12/15/2031(5)	524,714
537,777	6.00%, 12/15/2031	620,973
21,391	6.00%, 05/15/2032	24,542
1,181,027	6.00%, 06/15/2032	1,355,228
1,044,453	6.00%, 09/15/2032	1,183,512

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

$ 104,899	6.00%, 10/15/2032	$122,844
732	6.00%, 11/01/2032	845
68,147	6.00%, 11/15/2032	77,426
15,926	6.00%, 04/01/2033	18,170
23,824	6.00%, 09/01/2034	27,720
3,165	6.50%, 02/01/2017	3,186
8,464	6.50%, 04/01/2028	9,697
403,973	6.50%, 08/15/2028	449,557
953,291	6.50%, 05/15/2032	1,102,078
134,740	6.50%, 08/01/2032	158,159
297,837	6.50%, 09/01/2032	357,711
27,417	7.00%, 10/01/2026	28,613
5,257	7.00%, 03/01/2027	5,945
4,381	7.00%, 12/01/2027	4,527
1,324	7.00%, 02/01/2029	1,572
843	7.00%, 05/01/2029	945
1,698	7.00%, 09/01/2029	1,873
717	7.00%, 02/01/2031	871
105,172	7.00%, 04/01/2032	124,336
62,005	7.00%, 05/01/2032	63,753
71,914	7.00%, 06/01/2032	85,951
124,924	7.00%, 11/01/2032	145,223
3,667	7.50%, 05/01/2024	4,242
623	7.50%, 06/01/2024	631
2,031	7.50%, 06/01/2025	2,249
5,804	8.00%, 08/01/2024	6,044
5,496	8.00%, 09/01/2024	5,741
7,948	8.00%, 10/01/2024	8,341
755	10.00%, 11/01/2020	759

		131,703,184

	FNMA - 42.1%
7,987,361	1.49%, 03/01/2018	8,013,694
4,685,133	1.97%, 08/25/2044(2)(3)	387,113
2,825,282	2.03%, 06/25/2055(2)(3)	197,886
3,485,590	2.22%, 10/01/2022	3,586,048
6,216,228	2.25%, 10/01/2022	6,390,882
3,510,618	2.31%, 10/01/2022	3,628,930
12,100,000	2.50%, 10/01/2031(4)	12,532,630
29,118	2.50%, 01/01/2043	29,511
299,439	2.50%, 01/01/2046	302,231
3,799,346	2.50%, 05/01/2046	3,834,769
2,215,804	2.50%, 06/01/2046	2,236,453
274,647	2.50%, 07/01/2046	277,207
1,263,206	2.50%, 08/01/2046	1,274,985
11,964,813	2.50%, 09/01/2046	12,084,461
2,007,048	2.56%, 01/01/2019	2,059,382
1,529,249	2.65%, 07/01/2019	1,573,085
2,500,000	2.68%, 05/01/2025	2,612,851
868,836	3.00%, 09/25/2027(3)	79,558
3,599,555	3.00%, 01/01/2030	3,780,030
93,320	3.00%, 12/01/2030	98,079
8,325,000	3.00%, 10/01/2031(4)	8,739,950
8,300,000	3.00%, 11/01/2031(4)	8,701,708
3,227,898	3.00%, 03/01/2043	3,362,673
12,381,401	3.00%, 08/01/2043	12,896,500
10,400,000	3.00%, 10/01/2046(4)	10,809,093
7,676,391	3.11%, 10/01/2021	8,179,951
270,511	3.41%, 11/01/2020	288,989
226,910	3.50%, 11/01/2020	243,884
15,759,448	3.50%, 04/25/2044	16,792,142
2,292,640	3.50%, 02/01/2045	2,418,526
4,520,902	3.50%, 01/01/2046	4,774,807
24,400,000	3.50%, 10/01/2046(4)	25,745,811
1,035,050	3.59%, 09/01/2030	1,153,809
6,984,379	3.74%, 06/01/2018	7,184,214

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

$ 2,282,947	4.00%, 11/01/2044	$ 2,452,580
550,000	4.00%, 10/01/2046(4)	590,691
2,024,906	4.50%, 10/01/2040	2,221,448
909,005	4.50%, 10/01/2041	995,736
2,592,758	4.50%, 01/01/2043	2,846,640
788,726	4.50%, 09/01/2043	863,980
2,552,293	4.50%, 08/01/2044	2,795,813
59,488	5.00%, 08/01/2018	61,191
155,273	5.00%, 10/01/2018	159,555
197,026	5.00%, 06/01/2025	212,546
551,742	5.46%, 05/25/2042(2)(3)	64,390
213	5.50%, 11/01/2016	213
13,762	5.50%, 10/01/2017	13,985
11,754	5.50%, 12/01/2017	11,940
71,525	5.50%, 04/01/2018	72,841
43,976	5.50%, 06/01/2018	44,811
4,605	5.50%, 07/01/2018	4,727
790,508	5.50%, 08/01/2019	826,968
317,352	6.00%, 10/01/2023	363,287
40,025	6.00%, 10/25/2028	45,903
14,431	6.00%, 11/25/2028	16,581
55,922	6.00%, 04/25/2029	63,412
1,002	6.00%, 05/01/2029	1,159
47,595	6.00%, 05/25/2029	54,575
39,749	6.00%, 06/25/2029	45,629
86,230	6.00%, 07/25/2029	98,975
461,828	6.00%, 05/25/2031(5)	532,229
152,465	6.00%, 09/25/2031	176,348
36,904	6.00%, 11/25/2031	42,379
599,664	6.00%, 12/25/2031	683,609
248,310	6.00%, 01/01/2032	285,066
269	6.00%, 04/01/2032	308
478	6.00%, 05/01/2032	554
2,375	6.00%, 09/25/2032	2,640
99,746	6.00%, 11/01/2032	114,183
57,478	6.00%, 02/01/2033	66,628
329,668	6.00%, 03/01/2033	383,231
1,075,937	6.00%, 05/01/2033	1,249,598
13,021	6.00%, 08/01/2034	14,906
175,503	6.00%, 01/01/2035	202,202
3,551,117	6.00%, 02/01/2037	4,065,126
43	6.50%, 04/01/2024	50
222	6.50%, 04/01/2027	256
17,436	6.50%, 04/01/2028	20,084
139	6.50%, 05/01/2028	161
9,299	6.50%, 10/01/2028	10,759
179,710	6.50%, 11/01/2028	208,553
97,563	6.50%, 12/01/2028	113,919
476,121	6.50%, 06/25/2029(5)	527,349
310,822	6.50%, 08/01/2029	358,025
940	6.50%, 11/01/2030	1,082
6,647	6.50%, 05/01/2031	7,722
236,688	6.50%, 10/25/2031	267,292
1,533,961	6.50%, 08/01/2032	1,799,310
56,149	6.50%, 09/01/2032	64,676
9,300	7.00%, 06/01/2017	9,362
940	7.00%, 11/01/2031	995
345	7.00%, 12/01/2031	354
277,218	7.00%, 02/01/2032	325,322
10,164	7.50%, 06/01/2023	11,624
2,493	8.00%, 10/01/2029	3,032
112	8.00%, 03/01/2030	115
8,039	8.00%, 04/01/2030	9,314
30	8.00%, 06/01/2030	30
20,104	8.00%, 10/01/2030	24,044
27,934	8.00%, 12/01/2030	32,384

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

$ 142	8.50%, 04/01/2017	$144
222	9.00%, 08/01/2020	239
19,860	9.00%, 09/01/2021	20,013

		202,836,635

	GNMA - 6.4%
22,100,000	3.50%, 10/01/2046(4)	23,472,618
315,687	4.00%, 01/20/2044(3)	55,767
1,128,457	5.00%, 01/20/2034	1,253,485
818,217	5.00%, 05/20/2040(3)	188,578
1,328,169	5.50%, 09/20/2033	1,467,600
602,484	6.00%, 01/15/2033	707,689
400,680	6.00%, 02/15/2033	469,271
49,181	6.50%, 12/15/2028	57,405
38,019	6.50%, 05/15/2029	45,213
587,439	6.50%, 05/16/2031	685,262
59,538	6.50%, 09/15/2031	68,661
247,930	6.50%, 10/15/2031	285,919
265,072	6.50%, 11/15/2031	305,688
303,611	6.50%, 01/15/2032	350,132
20,173	7.00%, 06/20/2030	22,894
17,613	7.00%, 05/15/2032	20,570
47,705	7.00%, 07/15/2032	54,082
118,588	7.00%, 09/15/2032	128,198
658,787	7.00%, 10/15/2032	770,510
1,988	7.50%, 04/15/2022	1,996
4,009	7.50%, 01/15/2023	4,042
903	7.50%, 05/15/2023	977
6,044	7.50%, 06/15/2023	6,587
1,653	7.50%, 07/15/2023	1,660
17,464	7.50%, 08/15/2023	17,830
7,177	7.50%, 09/15/2023	7,204
10,894	7.50%, 10/15/2023	11,434
20,943	7.50%, 11/15/2023	22,417
5,054	7.50%, 12/15/2023	5,068
9,720	7.50%, 02/15/2024	10,112
2,681	7.50%, 04/15/2024	2,709
2,398	7.50%, 05/15/2024	2,424
68,385	7.50%, 07/15/2027	76,997
47,607	7.50%, 04/20/2030	55,135
91	8.50%, 09/15/2019	91
9,740	8.50%, 09/15/2024	10,990
1,196	8.50%, 06/15/2029	1,270
146	8.50%, 09/15/2029	146
6,305	8.50%, 10/15/2029	6,798
2,706	8.50%, 01/15/2030	3,124
8,684	8.50%, 02/15/2030	8,801
952	8.50%, 03/15/2030	1,027

		30,668,381

	Total U.S. Government Agencies (cost $359,930,129)	365,208,200

U.S. Government Securities - 25.9%
	Other Direct Federal Obligations - 3.6%
	FHLB - 3.6%
4,825,000	1.88%, 08/01/2019	4,951,478
10,050,000	5.25%, 12/09/2022	12,233,583

		17,185,061

	U.S. Treasury Securities - 22.3%
	U.S. Treasury Notes - 22.3%
20,590,281	0.13%, 07/15/2022(6)	21,081,359
24,200,000	0.75%, 08/31/2018	24,195,281
19,447,928	1.38%, 01/15/2020(6)	20,650,451
17,125,000	1.50%, 08/15/2026	16,958,425
23,175,000	2.25%, 11/15/2025	24,464,110

		107,349,626

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

	Total U.S. Government Securities (cost $122,304,380)		124,534,687

	Total Long-Term Investments (cost $572,229,461)		581,046,241

Short-Term Investments - 18.4%
	Discount Notes - 6.0%
29,000,000	FHLB 0.28%, 10/28/2016(7)		$28,993,693

	Other Investment Pools & Funds - 12.4%
59,531,026	Fidelity Money Market Class 1		59,531,026

	Total Short-Term Investments (cost $88,524,719)		88,524,719

	Total Investments (cost $660,754,180)^	139.1%	$669,570,960
	Other Assets and Liabilities	(39.1)%	(188,218,094)

	Total Net Assets	100.0%	$481,352,866

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$9,236,056
Unrealized Depreciation	(419,276)

Net Unrealized Appreciation	$8,816,780

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2016, the aggregate value of these securities was $71,436,051, which represents 14.8% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2016.
(3)	Securities disclosed are interest-only strips.
(4)	Represents or includes a TBA transaction.
(5)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at September 30, 2016
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	278	12/30/2016	$60,678,332	$60,734,312	$55,980
U.S. Treasury 5-Year Note Future	931	12/30/2016	112,742,149	113,131,047	388,898
U.S. Treasury Long Bond Future	12	12/20/2016	2,031,396	2,017,875	(13,521)

Total					$431,357

Short position contracts:
U.S. Treasury 10-Year Note Future	160	12/20/2016	$20,896,379	$20,980,000	$(83,621)

Total futures contracts					$347,736

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

TBA Sale Commitments Outstanding at September 30, 2016
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$3,700,000	10/01/2046	$(4,154,751)	$(2,657)
FNMA, 3.00%	60,000,000	10/01/2046	(62,360,154)	(172,055)
FNMA, 4.00%	14,050,000	10/01/2046	(15,089,481)	(43,522)
FNMA, 4.50%	2,575,000	10/01/2046	(2,819,966)	(7,849)
GNMA, 3.00%	8,500,000	10/01/2046	(8,904,413)	(36,342)
GNMA, 3.50%	10,200,000	10/01/2046	(10,833,516)	(19,922)

Total (proceeds $103,879,934)			$(104,162,281)	$(282,347)

At September 30, 2016, the aggregate market value of these securities represents (21.6)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2016

Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

3M USD LIBOR	1.75% Fixed	USD 5,050,000	03/15/27	$ —	$(140,167)	$(108,273)	$31,894

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund

   Schedule of Investments – (continued)

   September 30, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$91,303,354	$—	$91,303,354	$—
U.S. Government Agencies	365,208,200	—	365,208,200	—
U.S. Government Securities	124,534,687	—	124,534,687	—
Short-Term Investments	88,524,719	59,531,026	28,993,693	—
Futures Contracts(2)	444,878	444,878	—	—
Swaps - Interest Rate(2)	31,894	—	31,894	—

Total	$670,047,732	$59,975,904	$610,071,828	$—

Liabilities
Futures Contracts(2)	$(97,142)	$(97,142)	$—	$—
TBA Sale Commitments	(104,162,281)	—	(104,162,281)	—

Total	$(104,259,423)	$(97,142)	$(104,162,281)	$—

(1) For the nine-month period ended September 30, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the-counter (“OTC”) options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 17, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 17, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 17, 2016	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller